CONVERTIBLE NOTES	3 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
CONVERTIBLE NOTES	NOTE 7 – CONVERTIBLE NOTES As of March 31, 2022 and December 31, 2021, the outstanding principal balance of convertible notes was $10,000.